Consolidated Statements of Operations - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Time charter revenue	$ 97,977,389	$ 55,681,124	$ 41,769,278
Commissions (including $493,341, $504,892 and $1,075,274, respectively, to related party)	(4,085,717)	(2,378,007)	(1,745,599)
Net revenue	93,891,672	53,303,117	40,023,679
Operating expenses/ (income)
Voyage expenses	624,734	1,334,259	1,055,408
Vessel operating expenses (including $249,081, $304,515 and $233,635, respectively, to related party)	29,739,437	32,219,689	23,983,282
Dry-docking expenses	4,094,693	536,199	2,714,662
Vessel depreciation	7,203,198	6,605,976	4,178,886
Related party management fees	4,294,789	5,293,199	3,671,335
General and administrative expenses (including $1,344,250, $2,000,000 and $2,460,000, respectively, to related party)	3,491,120	3,041,435	2,444,495
Net (gain) / loss on sale of vessels (including $0, $153,750 and $0, respectively, to related party)	9,417	(2,453,736)	0
Other operating income	(1,298,318)	(2,687,205)	0
Loss on write-down of vessel held for sale	0	121,165	0
Total operating expenses, net	48,159,070	44,010,981	38,048,068
Operating income	45,732,602	9,292,136	1,975,611
Other (expenses)/ income
Interest and other financing costs (including $84,444, $361,283 and $50,000, respectively, to related party)	(2,779,729)	(4,125,150)	(3,424,969)
Loss on debt extinguishment	0	(491,571)	(328,291)
Loss on derivatives, net	(27,141)	(587,988)	(2,885)
Foreign exchange gain / (loss)	34,418	(63,007)	2,024
Interest income	3,510	17,011	95,839
Other expenses, net	(2,768,942)	(5,250,705)	(3,658,282)
Net (loss) / income	42,963,660	4,041,431	(1,682,671)
Dividends to Series B preferred shares	(255,324)	(693,297)	(1,271,782)
Preferred deemed dividend	(345,628)	0	(504,577)
Net (loss) / income attributable to common shareholders	$ 42,362,708	$ 3,348,134	$ (3,459,030)
Weighted average number of shares outstanding during the year, basic (in shares)	6,976,905	5,753,917	2,861,928
(Loss) / earnings per share attributable to common shareholders - basic (in dollars per share)	$ 6.07	$ 0.58	$ (1.21)
Weighted average number of shares outstanding during the year, diluted (in shares)	6,993,405	5,753,917	2,861,928
(Loss) / earnings per share attributable to common shareholders - diluted (in dollars per share)	$ 6.06	$ 0.58	$ (1.21)